REAL ESTATE-RELATED SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
REAL ESTATE-RELATED SECURITIES
NOTE 6 — REAL ESTATE-RELATED SECURITIES
As of June 30, 2021, the Company had CMBS investment securities with an aggregate estimated fair value of $42.1 million. The CMBS mature on various dates from November 2033 through June 2058 and have interest rates ranging from 2.7% to 13.0%, with one CMBS earning a zero coupon rate. The following is a summary of the Company’s real estate-related securities as of June 30, 2021 (in thousands):

	Real Estate-Related Securities
	Amortized Cost Basis	Unrealized Gain	Fair Value
CMBS	$39,520	$2,551	$42,071

Total real estate-related securities	$39,520	$2,551	$42,071

The following table provides the activity for the real estate-related securities during the six months ended June 30, 2021 (in thousands):

	Amortized Cost Basis	Unrealized Gain	Fair Value
Real estate-related securities as of January 1, 2021	$37,047	$1,147	$38,194
Face value of real estate-related securities acquired	34,491	—	34,491
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	(5,982)	—	(5,982)
Amortization of discount on real estate-related securities	525	—	525
Sale of real estate-related securities	(26,976)	(648)	(27,624)
Capitalized interest income on real estate-related securities	435	—	435
Principal payments received on real estate-related securities	(20)	—	(20)
Unrealized gain on real estate-related securities	—	2,052	2,052

Real estate-related securities as of June 30, 2021	$39,520	$2,551	$42,071

During the six months ended June 30, 2021, the Company invested $28.5 million in CMBS. During the same period, the Company sold CMBS with a carrying value of $27.0 million resulting in net proceeds of $27.6 million and a gain of $648,000. Unrealized gains and losses on real estate-related securities are recorded in other comprehensive income (loss), with a portion of the amount subsequently reclassified into interest expense and other, net in the accompanying condensed consolidated statements of operations as securities are sold and gains and losses are recognized. During the three and six months ended June 30, 2021, the Company recorded $1.9 million and $2.1 million, respectively, of unrealized gains on its real estate-related
securities included in other comprehensive income (loss) in the accompanying condensed consolidated statements of comprehensive income (loss).
The scheduled maturities of the Company’s real
estate-related
securities as of June 30, 2021 are as follows (in thousands):

	Available-for-sale securities
	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	39,520	42,071

Total	$39,520	$42,071

Actual maturities of real estate-related securities can differ from contractual maturities because borrowers on certain corporate credit securities may have the right to prepay their respective debt obligations at any time. In addition, factors such as prepayments and interest rates may affect the yields on such securities.
In estimating credit losses related to real estate-related securities, management considers a variety of factors, including (1) whether the Company has the intent to sell the impaired security before the recovery of its amortized cost basis, (2) whether the Company expects to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value, and (3) whether the Company expects to recover the entire amortized cost basis of the security. As of June 30, 2021, the Company had no credit losses related to real estate-related securities.

NOTE 6 — REAL ESTATE-RELATED SECURITIES
As of December 31, 2020, the Company had investments in four CMBS investment securities with an aggregate estimated fair value of $38.2 million. The CMBS mature on various dates from January 2024 through March 2034 and have interest rates ranging from 4.0% to 13.0%. The following is a summary of the Company’s real estate-related securities as of December 31, 2020 (in thousands):

	Real Estate-Related Securities
	Amortized Cost Basis	Unrealized Gain	Fair Value
CMBS	$37,047	$1,147	$38,194

Total real estate-related securities	$37,047	$1,147	$38,194

The following table provides the activity for the real estate-related securities during the year ended December 31, 2020 (in thousands):

	Amortized Cost Basis	Unrealized Gain	Fair Value
Real estate-related securities as of January 1, 2020	$—	$—	$—
Face value of real estate-related securities acquired	91,440	—	91,440
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	(14,796)	—	(14,796)
Amortization of discount (premium) on real estate-related securities	57	—	57
Principal payments received on real estate-related securities	(2,571)	—	(2,571)
Sale of real estate-related securities	(37,083)	(510)	(37,593)
Unrealized gain on real estate-related securities	—	1,657	1,657

Real estate-related securities as of December 31, 2020	$37,047	$1,147	$38,194

During the year ended December 31, 2020, the Company invested $76.6 million in CMBS. During the same period, the Company sold $37.1 million in CMBS resulting in net proceeds of $37.6 million and a gain of $510,000. Unrealized gains and losses on real estate-related securities are recorded in other comprehensive (loss) income, with a portion of the amount subsequently reclassified into interest expense and other, net in the accompanying consolidated statements of operations as securities are sold and gains and losses are recognized. During the year ended December 31, 2020, the Company recorded $1.7 million of unrealized gains on its real estate-related securities included in accumulated other comprehensive (loss) income in the accompanying consolidated statement of stockholders’ equity.
The scheduled maturities of the Company’s real estate-related securities as of December 31, 2020 are as follows (in thousands):

	Available-for-sale securities
	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	27,061	27,461
Due after five years through ten years	—	—
Due after ten years	9,986	10,733

Total	$37,047	$38,194

Actual maturities of real estate-related securities can differ from contractual maturities because borrowers on certain corporate credit securities may have the right to prepay their respective debt obligations at any time. In addition, factors such as prepayments and interest rates may affect the yields on such securities.
In estimating credit losses related to real estate-related securities, management considers a variety of factors, including (1) whether the Company has the intent to sell the impaired security before the recovery of its amortized cost basis, (2) whether the Company expects to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value, and (3) whether the Company expects to recover the entire amortized cost basis of the security. As of December 31, 2020, the Company had no credit losses related to real estate-related securities.